Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital and Share Premium

	Number of shares 000s	Share capital £m	Share premium £m
At 1 January 2020	782,099	195	2,614
Issue of ordinary shares – share option schemes	1,236	—	6
Purchase of own shares	(30,077)	(7)	—

At 31 December 2020	753,258	188	2,620
Issue of ordinary shares – share option schemes	3,544	1	6
Purchase of own shares	—	—	—

At 31 December 2021	756,802	189	2,626